Cash and cash equivalents	12 Months Ended
Jun. 30, 2018
Cash and cash equivalents
Cash and cash equivalents	20 Cash and cash equivalents
	2018 £'000	2017 £'000
Cash at bank and in hand	242,022	290,267
Cash and cash equivalents for the purposes of the consolidated statement of cash flows are as above.